GENERAL	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Allot Ltd. (the "Company") was incorporated in November 1996 under the laws of the State of Israel. The Company is engaged in developing, selling and marketing network intelligence and security solutions for mobile, fixed and cloud service providers, as well as enterprises, and helping them enhance value to their customers. The Company’s flexible and highly scalable hardware platforms and software applications are deployed globally for network and application analytics, traffic control and shaping, network-based security including mobile security, DDoS protection, IoT security and more. The Company's main platforms include Allot Service Gateway service delivery platform and Allot Secure. Allot SG enables network operators to learn about users and network behaviors to improve quality of service and reduce costs; and Allot Secure enables customers to detect security breaches and protect networks and network users from attacks. These platforms and the solutions they provide empower service providers and enterprises to get more out of their networks, to secure and to manage them better, to clearly see and understand their networks from within, and to innovate, optimize, and capitalize on every opportunity, all the while deploying new services faster and constantly increasing value to their customers.

The Company's Ordinary Shares are listed in the NASDAQ Global Select Market under the symbol "ALLT" from its initial public offering in November 2006. Since November 2010, the Company's Ordinary Shares have been listed for trading in the Tel Aviv Stock Exchange as well.

The Company holds fourteen wholly-owned subsidiaries (the Company together with said subsidiaries shall collectively be referred to as "Allot"): Allot Communications, Inc. in Burlington, Massachusetts, United-States (the "U.S. subsidiary"), which was incorporated in 1997 under the laws of the State of California, Allot Communication Europe SARL in Sophia, France (the "European subsidiary"), which was incorporated in 1998 under the laws of France, Allot Communications Japan K.K. in Tokyo, Japan (the "Japanese subsidiary"), which was incorporated in 2004 under the laws of Japan, Allot Communication (UK) Limited (the "UK subsidiary"), which was incorporated in 2006 under the laws of England and Wales, Allot Communications (Asia Pacific) Pte. Ltd. ("the Singaporean subsidiary"), which was incorporated in 2006 under the laws of Singapore, Allot Communications (New Zealand) Limited. (the "NZ subsidiary"), which was incorporated in 2007 under the laws of New Zealand, Allot India Private Limited. (the "Indian subsidiary”), which was incorporated in 2012 under the laws of India and commenced its activity in 2013, Allot Communications Africa (PTY) Ltd. (the "African subsidiary”), which was incorporated in 2013 under the laws of South Africa, Allot Communications (Hong Kong) Limited (the "HK subsidiary”), which was incorporated in 2013 under the laws of Hong-Kong, Allot Communications Spain, S.L. Sociedad Unipersonal (the "Spanish subsidiary”), which was incorporated in 2015 under the laws of Spain, Allot Communications (Colombia) S.A.S (the "Colombian subsidiary”), which was incorporated in 2015 under the laws of Colombia and Allot MexSub (the "Mexican subsidiary"), which was incorporated in 2015 under the laws of Mexico, Allot Turkey Komunikasion Hizmeleri limited (the “Turkish subsidiary”), which was incorporated in 2018 under laws of Turkey, Allot Australia (PTY) LTD (the “Australian subsidiary”), which was incorporated in 2018 under the laws of Australia.

The U.S., Spanish, Colombian and Indian subsidiaries are engaged in the sale, marketing and technical support services of the Company's products in the Americas, Colombia and India, respectively. The European (excluding Spanish), Japanese, NZ, UK, Singaporean, HK, African, Turkish and Australian subsidiaries are engaged in marketing and technical support services of the Company's products in Europe, Japan, Oceania, UK, Asia and Africa, respectively.

The Spanish and Mexican subsidiaries commenced operations in 2015 and are engaged in the marketing, technical support and development activities of one of the Company's product lines.

b.	Acquisition:

On January 14, 2018 (the "Netonomy acquisition date"), the Company entered into a purchase agreement with the shareholders of Netonomy LTD ("Netonomy"), a developer of software-based cybersecurity solutions for the connected home.

The total consideration for the acquisition was $ 3,765, which consisted of $ 3,180 paid in cash, holdback amount summing to $ 303 and additional contingent consideration at a fair value of $ 282 at the Netonomy acquisition date. As of December 31, 2019, the contingent consideration is estimated at a fair value of $ 1,081, The change in fair value of the contingent consideration was recorded to operating expenses.

The holdback amount (“Holdback Amount”) summing to $ 1,100 would be held to partially satisfy any claims for indemnification. Such amount shall be paid in three installments consisting each one 40%, 40% and 20% of the Holdback amount following the first, second and 30-months anniversaries of the Closing Date, respectively. Notwithstanding the aforementioned, a sum of $ 797 thousand out of the Holdback Amount shall be paid provided that certain employees keep working in the Company during the here mentioned periods (“the Restricted Holdback Amount”).

The contingent consideration is payable over a two-and-a-half-year term, starting April 1, 2018 and ending September 30, 2020 depending on the Company’s revenues from Netonomy’s technology, and has payments cap of $ 1,100. A sum of $ 797 thousand out of the contingent consideration Amount shall be paid provided that certain employees keep working in the Company during the mentioned periods under the “Restricted Holdback Amount”. The obligations in respect of the holdback amount and the contingent consideration are presented under Other payables and accrued expenses.

The acquisition was accounted for using the purchase method of accounting in accordance with ASC No. 805, “Business Combinations” ("ASC No. 805"). Accordingly, the purchase price was allocated according to the estimated fair values of the assets acquired and liabilities assumed and the excess of the purchase price over the net tangible and identified intangible assets was assigned to goodwill. The fair value of intangible assets was determined by management with the assistance of a third-party valuation.

On July 2018, the merger of Netonomy with the Company was approved by the Israeli tax authorities with Allot as the receiving company and Netonomy as the transferring company and March 31, 2018 as the Merger Date.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value

Non-current assets	$4
Account Payable	(11)
Other Payables	(142)
IPR&D	3,659
Goodwill	121

Net assets acquired	$3,631

The acquired assets are net of cash balance of $ 132.

IPR&D is related to new technology that is still under development. Netonomy’s solution provides a simple, reliable and secure network for connected homes through a minimal footprint agent installed on the home router, which provides visibility into the network and blocks external and internal attacks.Acquisition costs in a total amount of $49 were recorded to operating expenses.  The Company started to depreciate the IPR&D asset from Q3 2019 as the R&D phase was completed and the product was ready to sell.

Unaudited pro forma condensed results of operations:

Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company’s consolidated statements of income.

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").